VESSELS AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2016
Property, Plant and Equipment [Abstract]
VESSELS AND EQUIPMENT, NET
VESSELS AND EQUIPMENT, NET

(in thousands of $)	June 30, 2016	December 31, 2015
Cost	2,159,655	1,964,852
Accumulated depreciation	(369,839)	(323,535)
Vessels and equipment, net	1,789,816	1,641,317

During the six months ended June 30, 2016, the Company took delivery of two 9,300-9,500 twenty-foot equivalent units (“TEU”) newbuilding container vessels at an aggregate cost of $194.8 million.